Supplement Dated April 26, 2021
To The Prospectus Dated April 29, 2013

PERSPECTIVE
FIXED AND VARIABLE ANNUITY®

Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account I

This supplement updates the above-referenced prospectus. Please read and keep it together with your prospectus for future reference. To obtain an additional copy of the prospectus, please contact us at our Jackson of New York Service Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-599-5651; www.jackson.com.

CHANGES TO THE INVESTMENT DIVISIONS.

➢    New Funds. Effective April 26, 2021, new Investment Divisions which invest respectively in the following Funds are available.

JNL Multi-Manager International Small Cap Fund
JNL/American Funds Bond Fund of America Fund

➢     Fund Name Changes. Effective April 26, 2021, the following Fund names changed.

Prior Fund Name	Current Fund Name
JNL/American Funds® Blue Chip Income and Growth Fund	JNL/American Funds® Washington Mutual Investors Fund
JNL/First State Global Infrastructure Fund	JNL/First Sentier Global Infrastructure Fund
JNL/Invesco Global Real Estate Fund	JNL/WMC Global Real Estate Fund
JNL/JPMorgan Growth & Income Fund	JNL/JPMorgan U.S. Value Fund
JNL/Mellon MSCI World Index Fund	JNL/Mellon World Index Fund
JNL/Vanguard Equity Income Fund	JNL/WMC Equity Income Fund
JNL/Vanguard International Fund	JNL/Baillie Gifford International Growth Fund
JNL/Vanguard U.S. Stock Market Index Fund	JNL/Mellon U.S. Stock Market Index Fund

➢    Fund Mergers. Effective April 26, 2021, the following Previously Offered Funds merged into the corresponding Currently Offered Funds:

Previously Offered Fund	Currently Offered Fund
JNL/AQR Large Cap Relaxed Constraint Equity Fund	JNL/AQR Large Cap Defensive Style Fund
JNL/AQR Managed Futures Strategy Fund	JNL Moderate Growth Allocation Fund
JNL/Boston Partners Global Long Short Equity Fund	JNL Multi-Manager Alternative Fund
JNL/DFA Growth Allocation Fund	JNL/Vanguard Growth ETF Allocation Fund
JNL/DFA Moderate Growth Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund
JNL/Franklin Templeton International Small Cap Fund	JNL Multi-Manager International Small Cap Fund
JNL/Goldman Sachs Competitive Advantage Fund	JNL/Mellon U.S. Stock Market Index Fund
JNL/Goldman Sachs Dividend Income & Growth Fund	JNL/Mellon U.S. Stock Market Index Fund
JNL/Goldman Sachs International 5 Fund	JNL/Mellon International Index Fund
JNL/Goldman Sachs Intrinsic Value Fund	JNL/Mellon U.S. Stock Market Index Fund
JNL/Goldman Sachs Total Yield Fund	JNL/Mellon U.S. Stock Market Index Fund
JNL/Mellon Index 5 Fund	JNL/Vanguard Growth ETF Allocation Fund
JNL/PPM America Small Cap Value Fund	JNL Multi-Manager Small Cap Value Fund
JNL/RAFI® Fundamental Asia Developed Fund	JNL/Mellon International Index Fund

Previously Offered Fund	Currently Offered Fund
JNL/RAFI® Fundamental Europe Fund	JNL/Mellon International Index Fund
JNL/Vanguard Capital Growth Fund	JNL/T. Rowe Price Established Growth Fund
JNL/Vanguard Global Bond Market Index Fund	JNL/Mellon Bond Index Fund
JNL/Vanguard International Stock Market Index Fund	JNL/Mellon International Index Fund
JNL/Vanguard Small Company Growth Fund	JNL Multi-Manager Small Cap Growth Fund

If you have allocation instructions for future premium payments on file with us, or have existing Dollar Cost Averaging and/or Rebalancing automatic programs, that include an allocation to an Investment Division investing in a Previously Offered Fund, all such allocations prior to our receipt of new allocation instructions from you will be allocated to the Investment Division investing in the corresponding Currently Offered Fund.

If you have Contract Value that was transferred to an Investment Division investing in a Currently Offered Fund as a result of a merger, you may transfer all or a portion of your Contract Value out of such Investment Division into the other investment options available under your contract. If the transfer is completed within 60 days following April 26, 2021, the transfer will not be assessed a transfer charge or be treated as a transfer for the purpose of determining how many subsequent transfers may be made in a Contract Year without charge.

If you want to change your allocation instructions or make a transfer as described above, and you require descriptions of the other Investment Divisions available under your contract, you can obtain an additional copy of the product prospectus or additional copies of prospectuses for the Funds underlying the Investment Divisions by contacting our Annuity Service Center.

___________________________________
(To be used with NV3174GW 04/13 and NV3174CEGW 04/13)

NFV100176 04/21